Share-Based Compensation - Additional Information (Detail)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of trading days	30 trading days
Restricted virtual shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of third anniversary grant date	33.00%
Percentage of fourth anniversary grant date	33.00%
Percentage of fifth anniversary grant date	34.00%
Restricted virtual shares [member] | Grants Made Until 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of third anniversary grant date	100.00%
Virtual performance shares [member] | Grants Made Until 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of third anniversary grant date	100.00%
Virtual performance shares [member] | Grants Made Until 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of third anniversary grant date	100.00%
Phantom Share Plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of trading days	10 trading days
Longterm Incentives Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of trading days	10 trading days